INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Software	$209,773	$206,768
Land use right	2,119,983	2,089,611
Total	2,329,756	2,296,379
Less: accumulated amortization	(581,001)	(515,523)
Intangible assets, net	$1,748,755	$1,780,856

Amortization expenses were $57,569, $60,487, and $63,460, for the years ended June 30, 2025, 2024 and 2023, respectively. In connection with the $4.1 million loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its land use right with net book value of $1.7 million as the collateral to secure the loans (See Note 10)

Estimated future amortization expense is as follows:

Twelve months ending June 30,	Amortization expense
2026	$72,176
2027	57,379
2028	57,379
2029	56,179
Thereafter	1,505,642
Total	$1,748,755